Debt	12 Months Ended
Dec. 31, 2023
Debt
Debt

6.   Debt

As of  December 31, 2023, the Company had three loan facilities, which it has used primarily to finance vessel acquisitions or vessels under construction, or to refinance such original financings, and also for working capital. The Company’s applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for the Company’s obligations under the loan facilities, which totaled 19 vessels as of December 31, 2023. ASC and its subsidiary Ardmore Shipping LLC have provided guarantees in respect of the loan facilities and ASC has granted a guarantee over its trade receivables in respect of the ABN AMRO Revolving Facility. These guarantees can be called upon following a payment default.

The outstanding principal balances in the table below approximate the fair value for the Company’s variable-rate debt, which is considered to be a Level 2 item for fair value purposes as the Company considers the estimate of rates it could obtain for similar debt.  The fair value of an asset or liability is based on assumptions that market participants would use in pricing the asset or liability.  The hierarchies of inputs used when determining fair value are described below:

Level 1: Valuations based on quotes prices in active markets for identical instruments that the Company is able to access.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these instruments does not entail a significant degree of judgment.

Level 2: Valuations based on quoted prices in active markets for instruments that are similar, or quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3: Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The outstanding principal balances on each loan facility as of December 31, 2023 and 2022 were as follows:

	As of December 31
In thousands of U.S. Dollars	2023	2022
Nordea/SEB Revolving Facility	—	22,500
ABN/CACIB Joint Bank Facility	45,872	104,927
ABN/CACIB Revolving Facility	—	—
ABN AMRO Revolving Facility	932	3,184
Total debt	46,804	130,611
Deferred finance fees	(778)	(1,815)
Net total debt	46,026	128,796
Current portion of long-term debt	6,713	13,429
Current portion of deferred finance fees	(277)	(502)
Total current portion of long-term debt	6,436	12,927
Non-current portion of long-term debt	39,590	115,869

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As of
December 31
In thousands of U.S. Dollars	2023
2024	6,713
2025	7,645
2026	6,713
2027	25,733
46,804

Nordea / SEB Revolving Facility

On August 5, 2022, 12 of ASC’s subsidiaries entered into a $185.5 million sustainability-linked revolving credit facility with Nordea and SEB (the “Nordea / SEB Revolving Facility”), the proceeds of which were used to refinance 12 vessels, including six vessels previously financed under lease arrangements. Interest is calculated at a rate of SOFR plus 2.5% (Adjusted SOFR, equivalent to LIBOR, plus a margin of 2.25%). The revolving credit facility may be drawn down or repaid with five days‘ notice. The revolving credit facility matures in June 2027. As of December 31, 2023, none of the revolving credit facility was drawn down and $161.3 million was available and undrawn.

ABN/CACIB Joint Bank Facility

On August 5, 2022, seven of ASC’s subsidiaries entered into a $108 million sustainability-linked long-term loan facility with ABN AMRO Bank N.V (“ABN AMRO”) and Credit Agricole Corporate and Investment Bank (“CACIB”) (the “ABN/CACIB Joint Bank Facility”), the proceeds of which were used to finance seven vessels, including three vessels financed under lease arrangements. Interest is calculated at SOFR plus 2.5%. Principal repayments on the term loans are made on a quarterly basis, with a balloon payment payable with the final installment.

ABN/CACIB Revolving Facility

On June 15, 2023, the ABN/CACIB Revolving Facility was amended to convert 50% of the outstanding balance under the facility into a revolving credit facility with the remaining 50% of the outstanding balance, or $49.2 million, continuing as a term loan facility. Each of the revolving credit facility and term loan facility matures in August 2027. As of December 31, 2023, none of the revolving credit facility was drawn down and $45.9 million was undrawn.

ABN AMRO Revolving Facility

On August 9, 2022, the Company entered into a new sustainability-linked $15 million revolving credit facility with ABN AMRO to fund working capital. Interest under this facility is calculated at a rate of SOFR plus 3.9%. Interest payments are payable on a quarterly basis. The facility matures in August 2025 with further options for extension.

Long-term debt financial covenants

The Company’s existing long-term debt facilities described above include certain covenants. The financial covenants require that the Company:

●	maintain minimum solvency of not less than 30%;
●	maintain minimum cash and cash equivalents (of which at least 60% of such minimum amount is held in cash. The remaining 40% can include cash and cash equivalents undrawn under the revolving facilities), based on the number of vessels owned and chartered-in and 5% of outstanding debt; the required minimum cash and cash equivalents as of December 31, 2023, was $18.75 million;
●	ensure that the aggregate fair market value of the applicable vessels plus any additional collateral is, depending on the facility, no less than 130% of the debt outstanding for the applicable facility;
●	maintain an adjusted net worth of not less than $200 million; and
●	maintain positive working capital, excluding current portion of debt and leases, balloon repayments and amounts outstanding under the ABN AMRO Revolving Facility, provided that the facility has a remaining maturity of more than three months.

The Company was in full compliance with all of its long-term debt financial covenants as of December 31, 2023 and 2022.

Interest rates

The following tables set forth the effective interest rate associated with the interest expense for the Company’s debt facilities noted above, including commitment fees, if applicable. The effective interest rate below does not include the effect of any interest rate swap agreements. The following tables also include the range of interest rates on the debt, excluding the impact of commitment fees, if applicable:

	For the years ended December 31
	2023	2022	2021
Effective interest rate	10.28%	5.07%	2.93%
Effective interest rate, excluding commitment fees	7.83%	4.38%	2.90%
Range of interest rates (SOFR)	4.50 % to 5.36%	0.10 % to 4.50%	0.01 % to 0.09%

The following table presents the weighted average effective interest rate on the Company’s debt obligations, including the impact on interest from interest rate swap agreements designated as hedging instruments and including commitment fees, if applicable, for the years ended December 31, 2023, 2022 and 2021.

	For the years ended December 31
	2023	2022	2021
Effective interest rate	8.26%	2.30%	3.20%
Effective interest rate, excluding commitment fees	5.80%	1.61%	3.17%